Changes in accounting policies - Additional information (Detail) - GBP (£) £ in Millions		12 Months Ended
	Jun. 23, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 03, 2020	May 31, 2020	Apr. 23, 2019	Jan. 01, 2019
Statement [line items]
Weighted average incremental borrowing rate							15.00%
Cash outflow for leases		£ 2.2	£ 0.3
Changes in right of use assets		0.3
Subsequent Event [Member]
Statement [line items]
Total cash current				£ 61.5	£ 10.1
Private placement [Member]
Statement [line items]
Net proceeds from issuance of private placement	£ 51.4
Leased Property [Member]
Statement [line items]
Right-of-use asset							£ 1.2
Leased Property [Member] | OncoMed [Member]
Statement [line items]
Right of use assets acquired						£ 10.8
Medical Equipment [Member]
Statement [line items]
Right-of-use asset							£ 1.3
IFRS 16 [Member]
Statement [line items]
Right-of-use asset		£ 2.6
IFRS 16 [Member] | Other operating expenses | straight-line basis
Statement [line items]
Operating lease duration short term leases		12 months